CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Capital Improvements and Newbuildings

(in thousands of $)	2024	2023
Capital improvements in progress	15,758	2,194
Newbuildings	146,496	83,864
	162,254	86,058